RELATED PARTY TRANSACTIONS AND BALANCES - Schedule Of Amounts Due From Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	¥ 7,258	$ 994	¥ 3,966
Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	7,258		3,966
Receivables from the online payment platform | Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	6,719		2,569
Prepaid service fee | Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	¥ 539		¥ 1,397